Statement of Cash Flows specifications (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Adjustments of non-cash items
Depreciation and amortisation	€ 44,542	€ 23,080
Finance income	(450)	(2,461)
Interest expenses	247	4,506
Finance costs	56
Income tax expense	3,807	1,117
Fair value change of derivative instruments through profit or loss	(289)	(403)
Items recycled through OCI	946
Share-based payment expenses	1,102	691
Total adjustments of non-cash items	49,961	26,530
Changes in working capital
Inventories	(1,230)	885
Trade receivables, contract assets, prepayments and other receivables	(175,692)	(28,599)
Trade and other payables	(9,983)	8,250
Provisions		(2,156)
Receivables from related parties		5
Payables to related parties	(22)	(87)
Deferred revenue	40,984	11,031
Net change in working capital	€ (145,943)	€ (10,671)